Note 8 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
	Year ended December 31,
	2021	2022	2023
Net income (loss) attributable to owners of the parent:
Income (loss) from continuing operations	$(43,149)	$15,035	$153,301
Loss from discontinued operations	(816)	-	-
Net income (loss) attributable to owners of the parent	$(43,964)	$15,035	$153,301
Basic and diluted weighted-average number of ordinary shares in the period: (1)
Issued ordinary shares at beginning of period	228,285,684	230,291,732	178,430,242
Effect of shares issued (Note 4)	2,165,283	1,580,952	2,007,850
Effect of shares bought to treasury (Note 16)	(164,324)	(12,914,508)	(1,926,286)
Basic weighted-average number of ordinary shares in the period	230,286,642	218,958,176	178,511,806
Effect of employee equity grants (Note 4) (2)	-	1,706,927	3,331,410
Diluted weighted-average number of ordinary shares in the period	230,286,642	220,665,102	181,843,216

ADS equivalent of basic weighted-average number of ordinary shares in the period	115,143,321	109,479,088	89,255,903
ADS equivalent of diluted weighted-average number of ordinary shares in the period	115,143,321	110,332,551	90,921,608
	Year ended December 31,
	2021	2022	2023
Earnings per ADS and per ordinary share for income (loss) from continuing operations:
Basic earnings per ADS	$(0.37)	$0.14	$1.72
Diluted earnings per ADS	$(0.37)	$0.14	$1.69
Basic earnings per ordinary share	$(0.19)	$0.07	$0.86
Diluted earnings per ordinary share	$(0.19)	$0.07	$0.84
Earnings per ADS and per ordinary share for net income (loss):
Basic earnings per ADS	$(0.38)	$0.14	$1.72
Diluted earnings per ADS	$(0.38)	$0.14	$1.69
Basic earnings per ordinary share	$(0.19)	$0.07	$0.86
Diluted earnings per ordinary share	$(0.19)	$0.07	$0.84